SIGNIFICANT ACCOUNTING POLICIES	6 Months Ended
Jun. 30, 2020
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
2. SIGNIFICANT ACCOUNTING POLICIES

A summary of the Company’s significant accounting policies is identified in note 2 of the Company’s annual financial statements for the year ended December 31, 2019 included in the Company’s Annual Report on Form 20-F, with the exception of certain changes noted below.

Accounting standards implemented in 2020

Effective from January 1, 2020 we adopted the new accounting standard ASC 326 Financial Instruments – Credit Losses using the modified retrospective transition method. The standard adds an impairment model known as the current expected credit loss ("CECL") model that is based on expected losses rather than incurred losses. Under the new guidance, an entity is required to recognize as an allowance its estimate of expected credit losses, which the FASB believes will result in more timely recognition of such losses. Unlike the incurred loss models under existing standards, the CECL model does not specify a probability threshold for the recognition of an impairment allowance. Rather, an entity will recognize its estimate of expected credit losses for financial assets as of the end of the reporting period. Credit impairment will be recognized as an allowance or contra-asset rather than as a direct write-down of the amortized cost basis of a financial asset. However, the carrying amount of a financial asset that is deemed uncollectible will be written off in a manner consistent with existing standards. The implementation of the standard has not materially impacted our condensed consolidated financial statements on adoption.

No other new accounting policies have been adopted since December 31, 2019.